Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits designated at FVTPL	$ 120	$ 118	$ 47
Derivative instruments	$ 431	$ 475	$ 384